PERSONNEL - Summary of Average Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number And Average Number Of Employees [Line Items]
Average number of employees	523	451	346
Executive Director [Member]
Number And Average Number Of Employees [Line Items]
Average number of employees	2	1	1
Non Executive Directors [Member]
Number And Average Number Of Employees [Line Items]
Average number of employees	5	6	6
Sales And Marketing Employees [Member]
Number And Average Number Of Employees [Line Items]
Average number of employees	322	284	191
Technology Employees [Member]
Number And Average Number Of Employees [Line Items]
Average number of employees	121	105	91
General And Administrative Employees [Member]
Number And Average Number Of Employees [Line Items]
Average number of employees	73	55	57